SHORT-TERM AND LONG-TERM DEBT (Interest Rate Information) (Details)	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Weighted average interest rate (in hundredths)	2.91%	4.27%
US Dollar London Interbank Offered Rate ("LIBOR")
Debt Instrument [Line Items]
Three month U.S. Dollar LIBOR rate	0.24%	1.91%
Norwegian Interbank Offered Rate ("NIBOR")
Debt Instrument [Line Items]
Three month Norwegian kroner NIBOR rate	0.49%	1.84%